EMPLOYEE BENEFIT PLANS AND COLLECTIVE BARGAINING AGREEMENTS	12 Months Ended
Feb. 29, 2020
Retirement Benefits [Abstract]
EMPLOYEE BENEFIT PLANS AND COLLECTIVE BARGAINING AGREEMENTS
NOTE 11—EMPLOYEE BENEFIT PLANS AND COLLECTIVE BARGAINING AGREEMENTS
Pension Plans
The Company sponsors a defined benefit pension plan (the “Safeway Plan”) for substantially all of its employees under the Safeway banners not participating in multiemployer pension plans. Effective April 1, 2015, the Company implemented a soft freeze of the Safeway Plan. A soft freeze means that all existing employees as of March 31, 2015 then participating remained in the Safeway Plan, but any new non-union
employees hired after that date would instead earn retirement benefits under an enhanced 401(k) program. On December 30, 2018, the Company implemented a hard freeze of non-union
benefits of employees of the Safeway Plan and all future benefit accruals for non-union
employees ceased as of that date. Instead,
non-union
participants earned retirement benefits under the Company’s 401(k) plans. The Safeway Plan continues to remain fully open to union employees and past service benefits, including future interest credits, for non-union
employees continue to be accrued under the Safeway Plan. The hard freeze resulted in an immaterial curtailment charge in fiscal 2018.
The Company sponsors a defined benefit pension plan (the “Shaw’s Plan”) covering union employees under the Shaw’s banner. Under the United banner, the Company sponsors a frozen plan (the “United Plan”) covering certain United employees and an unfunded Retirement Restoration Plan that provides death benefits and supplemental income payments for certain United senior executives after retirement.
Other Post-Retirement Benefits
In addition to the Company’s pension plans, the Company provides post-retirement medical and life insurance benefits to certain employees. Retirees share a portion of the cost of the post-retirement medical plans. The Company pays all the cost of the life insurance plans. The plans are unfunded.
The following table provides a reconciliation of the changes in the retirement plans’ benefit obligation and fair value of assets over the two-year
period ended February 29, 2020 and a statement of funded status as of February 29, 2020 and February 23, 2019 (in millions):

	Pension		Other Post-Retirement Benefits
	February 29, 2020	February 23, 2019	February 29, 2020	February 23, 2019
Change in projected benefit obligation:
Beginning balance	$2,325.8	$2,351.8	$23.8	$26.9
Service cost	14.7	52.4	0.6	1.0
Interest cost	80.6	85.8	0.7	0.5
Actuarial loss (gain)	315.1	0.5	(2.6)	(2.4)
Plan participant contributions	—	—	0.4	0.4
Benefit payments (including settlements)	(218.9)	(167.8)	(2.0)	(2.6)
Plan amendments	(1.1)	3.1	—	—

Ending balance	$2,516.2	$2,325.8	$20.9	$23.8

Change in fair value of plan assets:
Beginning balance	$1,847.0	$1,814.0	$—	$—
Actual return on plan assets	106.2	3.6	—	—
Employer contributions	9.4	197.2	1.6	2.1
Plan participant contributions	—	—	0.4	0.4
Benefit payments (including settlements)	(218.9)	(167.8)	(2.0)	(2.5)

Ending balance	$1,743.7	$1,847.0	$—	$—

Components of net amount recognized in financial position:
Other current liabilities	$(6.7)	$(6.7)	$(2.5)	$(2.1)
Other long-term liabilities	(765.8)	(472.1)	(18.4)	(21.7)

Funded status	$(772.5)	$(478.8)	$(20.9)	$(23.8)

Amounts recognized in Accumulated other comprehensive (loss) income consisted of the following (in millions):

	Pension		Other Post-Retirement Benefits
	February 29, 2020	February 23, 2019	February 29, 2020	February 23, 2019
Net actuarial loss (gain)	$170.4	$(140.6)	$(10.3)	$(8.2)
Prior service cost	1.6	3.1	1.9	5.6

	$172.0	$(137.5)	$(8.4)	$(2.6)

Information for the Company’s pension plans, all of which have an accumulated benefit obligation in excess of plan assets as of February 29, 2020 and February 23, 2019, is shown below (in millions):

	February 29, 2020	February 23, 2019
Projected benefit obligation	$2,516.2	$2,325.8
Accumulated benefit obligation	2,513.4	2,323.9
Fair value of plan assets	1,743.7	1,847.0

The following table provides the components of net pension and post retirement (income) expense for the retirement plans and other changes in plan assets and benefit obligations recognized in Other comprehensive (loss) income (in millions):

	Pension		Other Post-Retirement Benefits
	Fiscal 2019	Fiscal 2018	Fiscal 2019	Fiscal 2018
Components of net expense:
Estimated return on plan assets	$(110.1)	$(112.6)	$—	$—
Service cost	14.7	52.4	0.6	1.0
Interest cost	80.6	85.8	0.7	0.5
Amortization of prior service cost	0.4	0.1	3.7	3.7
Amortization of net actuarial loss (gain)	0.5	(6.3)	(0.5)	(0.2)
Loss due to settlement accounting	7.4	—	—	—
Loss due to curtailment accounting	—	0.1	—	—

(Income) expense, net	(6.5)	19.5	4.5	5.0
Changes in plan assets and benefit obligations recognized in Other comprehensive (loss) income:
Net actuarial loss (gain)	318.9	109.4	(2.6)	(2.4)
Settlement loss	(7.4)	—	—	—
Curtailment loss	—	(0.1)	—	—
Amortization of net actuarial (loss) gain	(0.5)	6.3	0.5	0.2
Prior service cost	(1.1)	3.1	—	—
Amortization of prior service cost	(0.4)	(0.1)	(3.7)	(3.7)

Total recognized in Other comprehensive (loss) income	309.5	118.6	(5.8)	(5.9)

Total net expense and changes in plan assets and benefit obligations recognized in Other comprehensive (loss) income	$303.0	$138.1	$(1.3)	$(0.9)

Prior service costs are amortized on a straight-line basis over the average remaining service period of active participants. When the accumulation of actuarial gains and losses exceeds 10% of the greater of the projected benefit obligation and the fair value of plan assets, the excess is amortized over either the average remaining lifetime of all participants or the average remaining service period of active participants. No significant prior service costs or estimated net actuarial gain or loss is expected to be amortized from Other comprehensive (loss) income into periodic benefit cost during fiscal 2020.
Assumptions
The weighted average actuarial assumptions used to determine year-end
projected benefit obligations for pension plans were as follows:

	February 29, 2020	February 23, 2019
Discount rate	2.83%	4.17%
Rate of compensation increase	3.02%	2.87%

The weighted average actuarial assumptions used to determine net periodic benefit costs for pension plans were as follows:

	February 29, 2020	February 23, 2019
Discount rate	4.17%	4.12%
Expected return on plan assets:	6.36%	6.38%

On February 29, 2020, the Company adopted the latest Society of Actuaries’ mortality table for private pension plans for calculating the Company’s 2019 year-end
benefit obligations. This table assumes a slight improvement in life expectancy in the future compared to the
RP-2014
mortality table used for calculating the Company’s 2018
year-end
benefit obligations and 2019 expense. Similarly, on February 29, 2020, the Company adopted the new
MP-2019
mortality improvement projection scale which assumes an improvement in life expectancy at a marginally slower rate than the
MP-2018
projection scale. The change in mortality assumption and future mortality improvement resulted in an immaterial decrease in the Company’s current year benefit obligations and future expenses.
The Company has adopted and implemented an investment policy for the defined benefit pension plans that incorporates a strategic long-term asset allocation mix designed to meet the Company’s long-term pension requirements. This asset allocation policy is reviewed annually and, on a regular basis, actual allocations are rebalanced to the prevailing targets. The investment policy also emphasizes the following key objectives: (1) maintaining a diversified portfolio among asset classes and investment styles; (2) maintaining an acceptable level of risk in pursuit of long-term economic benefit; (3) maximizing the opportunity for value-added returns from active investment management while establishing investment guidelines and monitoring procedures for each investment manager to ensure the characteristics of the portfolio are consistent with the original investment mandate; and (4) maintaining adequate controls over administrative costs.
The following table summarizes actual allocations for the Safeway Plan which had approximately $1,445 million in plan assets as of February 29, 2020:

		Plan Assets
Asset category	Target	February 29, 2020	February 23, 2019
Equity	65%	64.0%	62.5%
Fixed income	35%	39.2%	35.6%
Cash and other	—%	(3.2)%	1.9%

Total	100%	100.0%	100.0%

The following table summarizes the actual allocations for the Shaw’s Plan which had approximately $264 million in plan assets as of February 29, 2020:

		Plan Assets
Asset category	Target	February 29, 2020	February 23, 2019
Equity	65%	64.5%	60.5%
Fixed income	35%	35.4%	35.9%
Cash and other	—%	0.1%	3.6%

Total	100%	100.0%	100.0%

The following table summarizes the actual allocations for the United Plan which had approximately $35 million in plan assets as of February 29, 2020:

		Plan Assets
Asset category	Target (1)	February 29, 2020	February 23, 2019
Equity	50%	47.8%	50.3%
Fixed income	50%	50.4%	50.0%
Cash and other	—%	1.8%	(0.3)%

Total	100%	100.0%	100.0%

(1)	The target market value of equity securities for the United Plan is 50% of plan assets. If the equity percentage exceeds 60% or drops below 40%, the asset allocation is adjusted to target.

Expected return on pension plan assets is based on historical experience of the Company’s portfolios and the review of projected returns by asset class on broad, publicly traded equity and fixed-income indices, as well as target asset allocation.
Pension Plan Assets
The fair value of the Company’s pension plan assets as of February 29, 2020, excluding pending transactions of $95.1 million payable to an intermediary agent, by asset category are as follows (in millions):

	Fair Value Measurements
Asset category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Assets Measured at NAV
Cash and cash equivalents (1)	$6.3	$3.4	$2.9	$—	$—
Short-term investment collective trust (2)	37.4	—	37.4	—	—
Common and preferred stock: (3)
Domestic common and preferred stock	167.8	167.8	—	—	—
International common stock	57.8	57.8	—	—	—
Collective trust funds (2)	710.6	—	—	—	710.6
Corporate bonds (4)	135.9	—	135.9	—	—
Mortgage- and other asset-backed securities (5)	45.0	—	45.0	—	—
Mutual funds (6)	272.0	138.4	22.7	—	110.9
U.S. government securities (7)	359.0	—	359.0	—	—
Other securities (8)	47.0	—	12.1	—	34.9

Total	$1,838.8	$367.4	$615.0	$—	$856.4

(1)	The carrying value of these items approximates fair value.

(2)	These investments are valued based on the Net Asset Value (“NAV”) of the underlying investments and are provided by the fund issuers. There are no unfunded commitments or redemption restrictions for these funds. Funds meeting the practical expedient are included in the Assets Measured at NAV column.

(3)	The fair value of common stock is based on the exchange quoted market prices. When quoted prices are not available for identical stock, an industry valuation model is used which maximizes observable inputs.

(4)	The fair value of corporate bonds is generally based on yields currently available on comparable securities of the same or similar issuers with similar credit ratings and maturities. When quoted prices are not available for identical or similar bonds, the fair value is based upon an industry valuation model, which maximizes observable inputs.

(5)	The fair value of mortgage- and other asset-backed securities is generally based on yields currently available on comparable securities of the same or similar issuers with similar credit ratings and maturities. When quoted prices are not available for comparable securities, the fair value is based upon an industry valuation model which maximizes observable inputs.

(6)	These investments are open-ended mutual funds that are registered with the SEC which are valued using the NAV. The NAV of the mutual funds is a published price in an active market. The NAV is determined once a day after the closing of the exchange based upon the underlying assets in the fund, less the fund’s liabilities, expressed on a per-share
basis. There are no unfunded commitments, or redemption restrictions for these funds, and the funds are required to transact at the published price.

(7)	The fair value of U.S. government securities is based on quoted market prices when available. When quoted prices are not available, the fair value of U.S. government securities is based on yields currently available on comparable securities or on an industry valuation model which maximizes observable inputs.

(8)	Level 2 Other securities, which consist primarily of U.S. municipal bonds, foreign government bonds and foreign agency securities are valued based on yields currently available on comparable securities of issuers with similar credit ratings. Also included in Other securities is a commingled fund valued based on the NAV of the underlying investments and is provided by the issuer and exchange-traded derivatives that are valued based on quoted prices in an active market for identical derivatives, assets and liabilities. Funds meeting the practical expedient are included in the Assets Measured at NAV column. Exchange-traded derivatives are valued based on quoted prices in an active market for identical derivatives assets and liabilities.
Non-exchange-traded
derivatives are valued using industry valuation models, which maximize observable inputs, such as interest-rate yield curve data, foreign exchange rates and applicable spot and forward rates.

The fair value of the Company’s pension plan assets as of February 23, 2019, excluding pending transactions of $79.5 million payable to an intermediary agent, by asset category are as follows (in millions):

	Fair Value Measurements
Asset category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Assets Measured at NAV
Cash and cash equivalents (1)	$10.8	$1.6	$9.2	$—	$—
Short-term investment collective trust (2)	73.3	—	73.3	—	—
Common and preferred stock: (3)
Domestic common and preferred stock	254.5	254.5	—	—	—
International common stock	64.0	64.0	—	—	—
Collective trust funds (2)	649.9	—	—	—	649.9
Corporate bonds (4)	126.0	—	126.0	—	—
Mortgage- and other asset-backed securities (5)	42.8	—	42.8	—	—
Mutual funds (6)	257.2	139.9	29.2	—	88.1
U.S. government securities (7)	362.5	—	362.5	—	—
Other securities (8)	85.5	—	51.6	—	33.9

Total	$1,926.5	$460.0	$694.6	$—	$771.9

(1)	The carrying value of these items approximates fair value.

(2)	These investments are valued based on the NAV of the underlying investments and are provided by the fund issuers. There are no unfunded commitments or redemption restrictions for these funds. Funds meeting the practical expedient are included in the Assets Measured at NAV column.

(3)	The fair value of common stock is based on the exchange quoted market prices. When quoted prices are not available for identical stock, an industry valuation model is used which maximizes observable inputs.

(4)	The fair value of corporate bonds is generally based on yields currently available on comparable securities of the same or similar issuers with similar credit ratings and maturities. When quoted prices are not available for identical or similar bonds, the fair value is based upon an industry valuation model, which maximizes observable inputs.

(5)	The fair value of mortgage- and other asset-backed securities is generally based on yields currently available on comparable securities of the same or similar issuers with similar credit ratings and maturities. When quoted prices are not available for comparable securities, the fair value is based upon an industry valuation model which maximizes observable inputs.

(6)	These investments are open-ended mutual funds that are registered with the SEC which are valued using the NAV. The NAV of the mutual funds is a published price in an active market. The NAV is determined once a day after the closing of the exchange based upon the underlying assets in the fund, less the fund’s liabilities, expressed on a per-share
basis. There are no unfunded commitments, or redemption restrictions for these funds, and the funds are required to transact at the published price.

(7)	The fair value of U.S. government securities is based on quoted market prices when available. When quoted prices are not available, the fair value of U.S. government securities is based on yields currently available on comparable securities or on an industry valuation model which maximizes observable inputs.

(8)	Level 2 Other securities, which consist primarily of U.S. municipal bonds, foreign government bonds and foreign agency securities are valued based on yields currently available on comparable securities of issuers with similar credit ratings. Also included in Other securities is a commingled fund valued based on the NAV of the underlying investments and is provided by the issuer and exchange-traded derivatives that are valued based on quoted prices in an active market for identical derivatives, assets and liabilities. Funds meeting the practical expedient are included in the Assets Measured at NAV column. Exchange-traded derivatives are valued based on quoted prices in an active market for identical derivatives assets and liabilities.
Non-exchange-traded
derivatives are valued using industry valuation models, which maximize observable inputs, such as interest-rate yield curve data, foreign exchange rates and applicable spot and forward rates.

Contributions
In fiscal 2019, fiscal 2018 and fiscal 2017, the Company contributed $11.0 million, $199.3 million and $21.9 million, respectively, to its pension and post-retirement plans. The Company’s funding policy for the defined benefit pension plan is to contribute the minimum contribution required under the Employee Retirement Income Security Act of 1974, as amended, and other applicable laws as determined by the Company’s external actuarial consultant. At the Company’s discretion, additional funds may be contributed to the defined benefit pension plans. The Company’s fiscal 2018 contributions include $150.0 million of additional discretionary contributions to reduce the Pension Benefit Guaranty Corporation (“PBGC”) premium costs and improve the overall funded status of the plans. The Company expects to contribute $69.5 million to its pension and post-retirement plans in fiscal 2020. The Company will recognize contributions in accordance with applicable regulations, with consideration given to recognition for the earliest plan year permitted.
Estimated Future Benefit Payments
The following benefit payments, which reflect expected future service as appropriate, are expected to be paid (in millions):

	Pension Benefits	Other Benefits
2020	$238.6	$2.6
2021	190.9	2.4
2022	186.5	2.2
2023	193.0	1.9
2024	225.6	1.7
2025 – 2029	705.9	6.0

Multiemployer Pension Plans
The Company contributes to various multiemployer pension plans. These multiemployer plans generally provide retirement benefits to participants based on their service to contributing employers. The benefits are paid from assets held in trust for that purpose. Plan trustees typically are responsible for determining the level of benefits to be provided to participants, the investment of the assets and plan administration. Expense is recognized in connection with these plans as contributions are funded.
The risks of participating in these multiemployer plans are different from the risks associated with single-employer plans in the following respects:
•	Assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers.

•	If a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers.

•	With respect to some multiemployer plans, if the Company chooses to stop participating, or makes market exits or store closures or otherwise has participation in the plan fall below certain levels, the Company may be required to pay the plan an amount based on the underfunded status of the plan, referred to as withdrawal liability. The Company records the actuarially determined liability at an undiscounted amount.

The Company’s participation in these plans is outlined in the table below. The
EIN-Pension
Plan Number column provides the Employer Identification Number (“EIN”) and the three-digit plan number, if applicable. Unless otherwise noted, the most recent Pension Protection Act of 2006 (“PPA”) zone status available for fiscal 2019 and fiscal 2018 is for the plan’s year ending at December 31, 2018 and December 31, 2017, respectively. The zone status is based on information received from the plans and is certified by each plan’s actuary. The FIP/RP Status Pending/Implemented column indicates plans for which a funding improvement plan (“FIP”) or a rehabilitation plan (“RP”) is either pending or has been implemented by the plan trustees.
The following tables contain information about the Company’s multiemployer plans. Certain plans have been aggregated in the Other funds line in the following table, as the contributions to each of these plans are not individually material.

	EIN - PN	Pension Protection Act zone status (1)		Company’s 5% of total plan contributions		FIP/RP status pending/implemented
Pension fund		2019	2018	2018	2017
UFCW-Northern California Employers Joint Pension Trust Fund	946313554 - 001	Red	Red	Yes	Yes	Implemented
Western Conference of Teamsters Pension Plan	916145047 - 001	Green	Green	No	No	No
Southern California United Food & Commercial Workers Unions and Food Employers Joint Pension Plan (4)	951939092 - 001	Red	Red	Yes	Yes	Implemented
Food Employers Labor Relations Association and United Food and Commercial Workers Pension Fund	526128473 - 001	Red	Red	Yes	Yes	Implemented
Sound Retirement Trust (6)	916069306 - 001	Red	Green	Yes	Yes	Implemented
Bakery and Confectionery Union and Industry International Pension Fund	526118572 - 001	Red	Red	Yes	Yes	Implemented
UFCW Union and Participating Food Industry Employers Tri-State Pension Fund	236396097 - 001	Red	Red	Yes	Yes	Implemented
Rocky Mountain UFCW Unions & Employers Pension Plan	846045986 - 001	Green	Green	Yes	Yes	No
UFCW Local 152 Retail Meat Pension Fund (5)	236209656 - 001	Red	Red	Yes	Yes	Implemented
Desert States Employers & UFCW Unions Pension Plan	846277982 - 001	Green	Green	Yes	Yes	No
UFCW International Union - Industry Pension Fund (5)	516055922 - 001	Green	Green	Yes	Yes	No
Mid Atlantic Pension Fund	461000515 - 001	Green	Green	Yes	Yes	No
Retail Food Employers and UFCW Local 711 Pension Trust Fund	516031512 - 001	Red	Yellow	Yes	Yes	Implemented
Oregon Retail Employees Pension Trust	936074377 - 001	Green	Green	Yes	Yes	No
Intermountain Retail Store Employees Pension Trust (7)	916187192 - 001	Red	Red	Yes	Yes	Implemented

	Contributions of Company (in millions)			Surcharge imposed (2)	Expiration date of collective bargaining agreements	Total collective bargaining agreements	Most significant collective bargaining agreement(s)(3)
Pension fund	2019	2018	2017				Count	Expiration
UFCW-Northern California Employers Joint Pension Trust Fund	$103.8	$104.4	$110.2	No	10/13/2018 to 10/9/2021	71	50	10/13/2018
Western Conference of Teamsters Pension Plan	64.9	63.7	61.2	No	9/14/2019 to 10/7/2023	50	15	9/20/2020
Southern California United Food & Commercial Workers Unions and Food Employers Joint Pension Plan (4)	116.1	108.4	92.4	No	3/11/2018 to 3/6/2022	45	43	3/6/2022
Food Employers Labor Relations Association and United Food and Commercial Workers Pension Fund	18.8	20.4	20.4	No	10/26/2019 to 4/15/2020	21	16	10/26/2019
Sound Retirement Trust (6)	44.3	39.1	32.1	No	10/13/2018 to 3/18/2023	128	25	5/8/2022
Bakery and Confectionery Union and Industry International Pension Fund	18.5	17.4	16.6	No	9/3/2011 to 5/6/2023	103	34	9/6/2020
UFCW Union and Participating Food Industry Employers Tri-State Pension Fund	14.9	14.0	15.8	No	2/1/2020 to 1/31/2022	6	2	3/28/2020
Rocky Mountain UFCW Unions & Employers Pension Plan	12.3	10.8	10.8	No	11/23/2019 to 11/26/2022	85	27	2/19/2022
UFCW Local 152 Retail Meat Pension Fund (5)	10.9	10.8	11.0	No	5/2/2020	4	4	5/2/2020
Desert States Employers & UFCW Unions Pension Plan	8.9	9.1	9.3	No	10/24/2020 to 11/5/2022	16	13	10/24/2020
UFCW International Union—Industry Pension Fund (5)	9.5	13.1	12.4	No	8/3/2019 to 12/16/2023	28	6	5/1/2021
Mid Atlantic Pension Fund	7.4	6.6	6.8	No	10/26/2019 to 2/22/2020	19	16	10/26/2019
Retail Food Employers and UFCW Local 711 Pension Trust Fund	7.3	7.1	6.6	No	5/19/2018 to 12/13/2020	7	2	3/2/2019
Oregon Retail Employees Pension Trust	8.9	7.6	6.6	No	7/31/2021 to 11/12/2022	136	23	1/29/2022
Intermountain Retail Store Employees Pension Trust (7)	5.8	4.8	3.8	No	5/19/2013 to 12/10/2022	54	19	4/4/2020
Other funds	17.0	13.8	15.2

Total Company contributions to U.S. multiemployer pension plans	$469.3	$451.1	$431.2

(1)	PPA established three categories (or “zones”) of plans: (1) “Green Zone” for healthy; (2) “Yellow Zone” for endangered; and (3) “Red Zone” for critical. These categories are based upon the funding ratio of the plan assets to plan liabilities. In general, Green Zone plans have a funding ratio greater than 80%, Yellow Zone plans have a funding ratio between 65%—79%, and Red Zone plans have a funding ratio less than 65%.

(2)	Under the PPA, a surcharge may be imposed when employers make contributions under a collective bargaining agreement that is not in compliance with a rehabilitation plan. As of February 29, 2020, the collective bargaining agreements under which the Company was making contributions were in compliance with rehabilitation plans adopted by the applicable pension fund.

(3)	These columns represent the number of most significant collective bargaining agreements aggregated by common expiration dates for each of the Company’s pension funds listed above.

(4)	The information for this fund was obtained from the Form 5500 filed for the plan’s year-end at March 31, 2019 and March 31, 2018.

(5)	The information for this fund was obtained from the Form 5500 filed for the plan’s year-end at June 30, 2018 and June 30, 2017.

(6)	The information for this fund was obtained from the Form 5500 filed for the plan’s year-end at September 30, 2018 and September 30, 2017.

(7)	The information for this fund was obtained from the Form 5500 filed for the plan’s year-end at August 31, 2018 and August 31, 2017.

The Company is the second largest contributing employer to the Food Employers Labor Relations Association and United Food and Commercial Workers Pension Fund (“FELRA”) which is currently projected by FELRA to become insolvent in the first quarter of 2021, and to the
Mid-Atlantic
UFCW and Participating Pension Fund (“MAP”). The Company continues to fund all of its required contributions to FELRA and MAP.
On March 5, 2020, the Company agreed with the two applicable local unions to new collective bargaining agreements pursuant to which the Company contributes to FELRA and MAP. In connection with these agreements, to address the pending insolvency of FELRA, the Company and the two local unions, along with the largest contributing employer, agreed to combine MAP into FELRA (“Combined Plan”). Upon the formation of the Combined Plan, the Combined Plan will be frozen and the Company will be required to annually pay $23.2 million to the Combined Plan for the next 25 years. After making all 25 years of payments, the Company will receive a release of all withdrawal liability and mass withdrawal liability from FELRA, MAP, the Combined Plan and the PBGC. This payment will replace the Company’s current annual contribution to both MAP and FELRA, which was a combined $26.2 million in fiscal 2019. In addition to the $23.2 million annual payment, the Company will begin to contribute to a new multiemployer pension plan. This new multiemployer plan will be limited to providing benefits to participants in MAP and FELRA in excess of the benefits the PBGC insures under law.
Furthermore, upon formation of the Combined Plan, the Company will establish and contribute to a new variable defined benefit plan that will provide benefits to participants for future services. These agreements are subject to approval by the PBGC and the Company is in discussions with the local unions, the largest contributing employer, and negotiations with the PBGC with respect to these other plans and the Combined Plan. It is possible some provisions of our agreements with local unions may change as a result of negotiations with the PBGC. The Company expects to reach final agreements on formation of the Combined Plan by no later than December 31, 2020. Under the terms of the new collective bargaining agreements, the Company will continue to contribute to FELRA and MAP under the same terms of the previous collective bargaining agreements until approval by the PBGC and formation of the Combined Plan. The Company is currently evaluating the effect of these new agreements to its consolidated financial statements and preliminarily expects to record a material increase to its pension-related liabilities with a corresponding non-cash
charge to pension expense upon approval by the PBGC.
As a part of the Safeway acquisition, the Company assumed withdrawal liabilities related to Safeway’s 2013 closure of its Dominick’s division. The Company recorded a $221.8 million multiemployer pension withdrawal liability related to Safeway’s withdrawal from these plans. One of the plans, the UFCW & Employers Midwest Pension Fund (the “Midwest Plan”), had asserted the Company may be liable for mass withdrawal liability, if the plan has a mass withdrawal, in addition to the liability the Midwest Plan already had assessed. The Company disputed that the Midwest Plan would have the right to assess mass withdrawal liability on the Company and the Company also disputed in arbitration the amount of the withdrawal liability the Midwest Plan had assessed. On
March 12, 2020, the Company agreed to a settlement of these matters with the Midwest Plan’s Board of Trustees. As a result of the settlement, the Company agreed to pay $75.0 million, in a lump sum, which is expected to be paid in the first quarter of fiscal 2020, and forego any amounts already paid to the Midwest Plan. The Company had previously recorded an estimated withdrawal liability and as a result of the settlement, the Company recorded a gain of $43.3 million to reduce the previously recorded estimated withdrawal liability to the settlement amount. The total amount of the withdrawal liability recorded with respect to the Dominick’s division as of February 29, 2020 was $80.0 million, which includes the $75.0 million settlement amount.
Collective Bargaining Agreements
As of February 29, 2020, the Company had approximately 270,000 employees, of which approximately 185,000 were covered by collective bargaining agreements. During fiscal 2019, collective bargaining agreements covering approximately 57,000 employees were renegotiated. Collective bargaining agreements covering approximately 45,000 employees have expired or are scheduled to expire in fiscal 2020.
Multiemployer Health and Welfare Plans
The Company makes contributions to multiemployer health and welfare plans in amounts specified in the applicable collective bargaining agreements. These plans provide medical, dental, pharmacy, vision, and other ancillary benefits to active employees and retirees as determined by the trustees of each plan. The majority of the Company’s contributions cover active employees and as such, may not constitute contributions to a postretirement benefit plan. However, the Company is unable to separate contribution amounts to postretirement benefit plans from contribution amounts paid to active employee plans. Total contributions to multiemployer health and welfare plans were $1.2 billion, $1.3 billion and $1.2 billion for fiscal 2019, fiscal 2018 and fiscal 2017, respectively.
Defined Contribution Plans and Supplemental Retirement Plans
Many of the Company’s employees are eligible to contribute a percentage of their compensation to defined contribution plans (“401(k) Plans”). Participants in the 401(k) Plans may become eligible to receive a profit-sharing allocation in the form of a discretionary Company contribution based on employee compensation. In addition, the Company may also provide matching contributions based on the amount of eligible compensation contributed by the employee. All Company contributions to the 401(k) Plans are made at the discretion of the Company’s board of directors. The Company provides supplemental retirement benefits through a Company sponsored deferred executive compensation plan, which provides certain key employees with retirement benefits that supplement those provided by the 401(k) Plans. Total contributions for these plans were $63.2 million, $45.1 million and $44.6 million for fiscal 2019, fiscal 2018 and fiscal 2017, respectively.